March 5, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      IDEX Mutual Funds
                  File No. 33-2659
                  CIK No.: 0000787623

Dear Commissioners:

         On behalf of IDEX Mutual Funds (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Fund dated March 1, 2001 otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on March 1, 2001 via EDGAR.

                                                     Sincerely,


                                                     /s/ JOHN K. CARTER
                                                     ---------------------------
                                                     John K. Carter, Esq.
                                                     Vice President, Secretary
                                                     & Counsel

cc:      Kimberly J. Smith, Esq.